Schedule I - Summary of Investments Other than Investments in Related Parties (Details) $ in Millions	Dec. 31, 2018 USD ($)
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	$ 80,677
Amount shown in the Balance Sheet	81,260
United States government, government agencies and authorities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	5,386
Fair value (if applicable)	5,517
Amount shown in the Balance Sheet	5,517
States, municipalities and political subdivisions
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	8,963
Fair value (if applicable)	9,169
Amount shown in the Balance Sheet	9,169
Foreign governments
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	739
Fair value (if applicable)	747
Amount shown in the Balance Sheet	747
Public utilities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	5,410
Fair value (if applicable)	5,514
Amount shown in the Balance Sheet	5,514
All other corporate bonds
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	35,126
Fair value (if applicable)	34,622
Amount shown in the Balance Sheet	34,622
Asset-backed securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	1,049
Fair value (if applicable)	1,045
Amount shown in the Balance Sheet	1,045
Residential mortgage-backed securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	377
Fair value (if applicable)	464
Amount shown in the Balance Sheet	464
Commercial mortgage-backed securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	63
Fair value (if applicable)	70
Amount shown in the Balance Sheet	70
Redeemable preferred stock
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	21
Fair value (if applicable)	22
Amount shown in the Balance Sheet	22
Fixed income securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	57,134
Fair value (if applicable)	57,170
Amount shown in the Balance Sheet	57,170
Public utilities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	78
Fair value (if applicable)	93
Amount shown in the Balance Sheet	93
Banks, trusts and insurance companies
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	452
Fair value (if applicable)	525
Amount shown in the Balance Sheet	525
Industrial, miscellaneous and all other
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	3,737
Fair value (if applicable)	4,159
Amount shown in the Balance Sheet	4,159
Nonredeemable preferred stocks
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	222
Fair value (if applicable)	259
Amount shown in the Balance Sheet	259
Equity securities
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	4,489
Fair value (if applicable)	5,036
Amount shown in the Balance Sheet	5,036
Mortgage loans on real estate
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	4,670
Fair value (if applicable)	4,703
Amount shown in the Balance Sheet	4,670
Real estate
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	624
Amount shown in the Balance Sheet	624
Real estate acquired in satisfaction of debt
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	0
Amount shown in the Balance Sheet	0
Policy loans
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	891
Amount shown in the Balance Sheet	891
Derivative instruments
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	117
Fair value (if applicable)	117
Amount shown in the Balance Sheet	117
Limited partnership interests
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	7,505
Amount shown in the Balance Sheet	7,505
Other long-term investments
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	2,220
Amount shown in the Balance Sheet	2,220
Short-term investments
Summary of Investments Other Than Investments in Related Parties
Cost/amortized cost	3,027
Fair value (if applicable)	3,027
Amount shown in the Balance Sheet	$ 3,027